FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule Of foreign exchange rates
	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 – 3 years	4 – 5 years
Accounts payable and accrued liabilities	$13,802	$13,802	$13,802	$-	$-
Accounts payable and accrued liabilities AHFS	373	373	373	-	-
Other liabilities	200	200	200	-	-
Lease liability	175	195	92	103	-
Total	$14,550	$14,570	$14,467	$103	$-

summarizes the maturities of the company's financial liabilities
	Years ended December 31,
	2025	2024
Cash, cash equivalents	$10,201	$2,728
Net exposure	$10,201	$2,728
Effect of +/- 10% change in currency	$1,020	$273